Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenues
Wireless service	$ 56,726	$ 53,510	$ 48,563
Data	29,606	27,555	25,644
Voice	25,131	28,332	32,345
Directory	3,293	3,935	4,724
Other	11,967	10,948	11,237
Total operating revenues	126,723	124,280	122,513
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	57,374	52,379	50,639
Selling, general and administrative	38,844	32,864	31,359
Impairment of intangible assets	2,910	85	0
Depreciation and amortization	18,377	19,379	19,515
Total operating expenses	117,505	104,707	101,513
Operating Income	9,218	19,573	21,000
Other Income (Expense)
Interest expense	(3,535)	(2,994)	(3,368)
Equity in net income of affiliates	784	762	734
Other income (expense) - net	249	897	152
Total other income (expense)	(2,502)	(1,335)	(2,482)
Income from Continuing Operations Before Income Taxes	6,716	18,238	18,518
Income tax (benefit) expense	2,532	(1,162)	6,091
Income from Continuing Operations	4,184	19,400	12,427
Income from Discontinued Operations, net of tax	0	779	20
Net Income	4,184	20,179	12,447
Less: Net Income Attributable to Noncontrolling Interest	(240)	(315)	(309)
Net Income Attributable to AT&T	$ 3,944	$ 19,864	$ 12,138
Basic Earnings Per Share from Continuing Operations Attributable to AT&T	$ 0.66	$ 3.23	$ 2.06
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0.13	$ 0
Basic earnings per share attributable to AT&T	$ 0.66	$ 3.36	$ 2.06
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T	$ 0.66	$ 3.22	$ 2.05
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0.13	$ 0
Diluted earnings per share attributable to AT&T	$ 0.66	$ 3.35	$ 2.05